Schedule of Investments ─ NYLI Clean Oceans ETF (formerly, IQ Clean Oceans ETF)

July 31, 2024 (unaudited)

	Shares	Value
Common Stocks — 99.9%
Austria — 0.7%
ams-OSRAM AG*	8,257	$11,064
Verbund AG	302	24,183
Total Austria		35,247

Canada — 0.5%
Innergex Renewable Energy, Inc.	1,840	12,640
Northland Power, Inc.(a)	771	12,887
Total Canada		25,527

China — 3.3%
NXP Semiconductors NV	585	153,949
ZhongAn Online P&C Insurance Co., Ltd., Class H*	7,750	13,254
Total China		167,203

Denmark — 3.9%
AP Moller - Maersk A/S, Class B	25	41,438
Orsted A/S*	836	49,753
Vestas Wind Systems A/S*	4,356	107,544
Total Denmark		198,735

Finland — 1.4%
Stora Enso OYJ, Class R	2,502	31,243
Wartsila OYJ Abp	2,047	42,208
Total Finland		73,451

France — 5.0%
Dassault Systemes SE	2,943	111,589
Legrand SA	1,131	122,238
Neoen SA	321	13,380
Verallia SA	320	9,419
Total France		256,626

Germany — 11.9%
adidas AG	633	158,433
Hapag-Lloyd AG	70	12,453
Infineon Technologies AG	3,981	138,066
Nordex SE*	842	12,792
Puma SE	461	22,897
Siemens AG	832	152,530
SMA Solar Technology AG	252	6,801
Symrise AG	589	74,411
Zalando SE*	1,032	26,478
Total Germany		604,861

Ireland — 1.2%
Kingspan Group PLC	681	63,669

Italy — 3.3%
Enel SpA	22,027	157,171
ERG SpA	472	12,513
Total Italy		169,684

Japan — 2.7%
Azbil Corp.	477	13,911
Kurita Water Industries Ltd.	308	13,228
Nippon Yusen K.K.	1,844	60,041
Organo Corp.	235	10,746
Sekisui Chemical Co., Ltd.	1,565	23,648
TOTO Ltd.	528	14,489
Total Japan		136,063

Norway — 0.6%
Leroy Seafood Group ASA	3,006	13,031
TOMRA Systems ASA	1,004	16,509
Total Norway		29,540

Portugal — 1.1%
EDP SA	13,515	55,573

Singapore — 1.8%
STMicroelectronics NV	2,826	93,575
	Shares	Value
Common Stocks (continued)
South Africa — 0.3%
Woolworths Holdings Ltd.	4,555	$15,074

South Korea — 1.6%
HMM Co., Ltd.	1,868	24,694
Samsung SDI Co., Ltd.	241	55,929
Total South Korea		80,623

Spain — 6.3%
Amadeus IT Group SA	1,940	127,510
Corp. ACCIONA Energias Renovables SA	567	11,933
EDP Renovaveis SA	824	12,786
Iberdrola SA	12,117	159,702
Vidrala SA	108	11,219
Total Spain		323,150

Sweden — 0.2%
Thule Group AB	438	12,105

Switzerland — 5.2%
ABB Ltd.	2,907	161,095
DSM-Firmenich AG	796	101,682
Total Switzerland		262,777

Taiwan — 1.6%
United Microelectronics Corp.	51,831	79,473

United Kingdom — 7.5%
Burberry Group PLC	1,000	9,955
DS Smith PLC	5,960	34,817
Kingfisher PLC	7,994	28,370
National Grid PLC	14,167	179,421
Pennon Group PLC	1,664	13,251
Severn Trent PLC	1,133	37,415
Spirax Group PLC	322	37,472
United Utilities Group PLC	2,973	39,447
Total United Kingdom		380,148

United States — 39.8%
Acuity Brands, Inc.	136	34,184
American Water Works Co., Inc.	863	122,857
Ball Corp.	1,370	87,447
Brookfield Renewable Corp., Class A	792	22,255
Cadence Design Systems, Inc.*	556	148,819
Enphase Energy, Inc.*	582	66,994
Eversource Energy	1,560	101,260
Exelon Corp.	4,239	157,691
First Solar, Inc.*	449	96,979
Ingersoll Rand, Inc.	1,710	171,684
Intel Corp.	5,154	158,434
Microsoft Corp.	383	160,228
NIKE, Inc., Class B	1,674	125,316
O-I Glass, Inc.*	1,038	13,868
Ormat Technologies, Inc.	175	13,587
Rockwell Automation, Inc.	505	140,718
Schneider Electric SE	645	155,539
Signify NV	487	12,068
SolarEdge Technologies, Inc.*(a)	269	7,763
Williams-Sonoma, Inc.	549	84,919
Xylem, Inc.	1,069	142,711
Total United States		2,025,321

Total Common Stocks
(Cost $4,890,201)		5,088,425

Schedule of Investments ─ NYLI Clean Oceans ETF (formerly, IQ Clean Oceans ETF) (continued)

July 31, 2024 (unaudited)

	Shares	Value
Short-Term Investment — 0.3%
Money Market Funds — 0.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.22%(b)(c)
(Cost $12,810)	12,810	$12,810

Total Investments — 100.2%
(Cost $4,903,011)		5,101,235
Other Assets and Liabilities,
Net — (0.2)%		(7,882)
Net Assets — 100%		$5,093,353

		% of
Industry	Value	Net Assets
Industrials	$1,550,050	30.4%
Information Technology	1,303,574	25.6
Utilities	1,209,706	23.7
Consumer Discretionary	634,704	12.5
Materials	364,106	7.1
Financials	13,254	0.3
Consumer Staples	13,031	0.3
Money Market Funds	12,810	0.3
Total Investments	$5,101,235	100.2%
Other Assets and Liabilities, Net	(7,882)	(0.2)
Total Net Assets	$5,093,353	100.0%

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $19,710; total market value of collateral held by the Fund was $19,953. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $7,143.
(b)	Reflects the 1-day yield at July 31, 2024.
(c)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments ─ NYLI Clean Oceans ETF (formerly, IQ Clean Oceans ETF) (continued)

July 31, 2024 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2024. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$5,088,425	$—	$—	$5,088,425
Short-Term Investment:
Money Market Fund	12,810	—	—	12,810
Total Investments in Securities	$5,101,235	$—	$—	$5,101,235

(d)	For a complete listing of investments and their countries, see the Schedule of Investments.

For the period ended July 31, 2024, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.